Investment securities and other investments - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Aug. 27, 2023 shares
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Fair Value	¥ 10,551,703		¥ 7,548,708
Cumulative gross unrealized Losses	852,415		1,067,079
Impairment charges for equity investments without readily determinable fair value	127,834	$ 18,005	18,540	¥ 0
Investee B
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Fair Value	4,709,290		6,068,436
Cumulative gross unrealized Losses	311,250		648,302
XPeng
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Percentage of interest sold					100.00%
Initial Consideration Shares | shares					58,164,217
Fair Value	3,005,246
Cumulative gross unrealized Losses	219,663
Fair value disposal gain (loss)	¥ 0		¥ 0	¥ 2,493,381